22,263-8                           Exchange Act-Forms             1868   4-28-99

                                    FORM 13F

                                                  -----------------------------
                                                          OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:      3235-0006
                                                  Expires:  October 31, 2000
                                                  Estimated average
                                                     burden hours per
                                                     response:..........24.7
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 3/31/2000
            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]    is a restatement.
                           [ ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: JPV Investors, L.P.

Address:  535 Pacific Ave., 2nd Floor
Form 13F File Number:  28-05423

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jay B. Morrison

Title:  General Partner

Phone:  (415) 296-7408

Signature, Place, and Date of Signing:

/s/Jay B. Morrison
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[Signature]

San Francisco, CA
----------------------------
[City, State]

May 12, 2000
----------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:                    None

Form 13F Information Table Entry Total:               3

Form 13F Information Table Value Total:               $47,621 (thousands)

List of Other Included Managers:                      None

                                                  FORM 13F INFORMATION TABLE

                                                           VALUE    SHARES/  SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
--------------------------- -------------- --------- ----------- --------   ---  ----  ------- --------  --------  --------  ------
Netro Corporation           Common         64114R109  $34,554    531,465     SH         Sole               34,554      0        0
Jacada Ltd                  Common         M6184R101  $11,020    837,248     SH         Sole               11,020      0        0
Paradigm Geophysical        Common         69900J104  $ 2,047    419,900     SH         Sole                2,047      0        0

